Commodity and Other Derivative Contractual Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity and Other Derivative Contractual Assets and Liabilities
13.	COMMODITY AND OTHER DERIVATIVE CONTRACTUAL ASSETS AND LIABILITIES

Strategic Use of Derivatives

We transact in derivative instruments, such as options, swaps, futures and forward contracts, to manage commodity price and interest rate risk. See Note 12 for a discussion of the fair value of derivatives.

Commodity Hedging and Trading Activity — We utilize natural gas and electricity derivatives to reduce exposure to changes in electricity prices primarily to hedge future revenues from electricity sales from our generation assets. We also utilize short-term electricity, natural gas, coal, fuel oil and uranium derivative instruments for fuel hedging and other purposes. Counterparties to these transactions include energy companies, financial institutions, electric utilities, independent power producers, oil and gas producers, local distribution companies and energy marketing companies. Unrealized gains and losses arising from changes in the fair value of derivative instruments as well as realized gains and losses upon settlement of the instruments are reported in our condensed statements of consolidated income (loss) in operating revenues and fuel, purchased power costs and delivery fees in the Successor period and net gain from commodity hedging and trading activities in the Predecessor period.

Interest Rate Swaps — Interest rate swap agreements are used to reduce exposure to interest rate changes by converting floating-rate interest rates to fixed rates, thereby hedging future interest costs and related cash flows. Unrealized gains and losses arising from changes in the fair value of the swaps as well as realized gains and losses upon settlement of the swaps are reported in our condensed statements of consolidated income (loss) in interest expense and related charges.

Financial Statement Effects of Derivatives

Substantially all derivative contractual assets and liabilities are accounted for under mark-to-market accounting consistent with accounting standards related to derivative instruments and hedging activities. The following tables provide detail of derivative contractual assets and liabilities as reported in our condensed consolidated balance sheets at September 30, 2017 and December 31, 2016. Derivative asset and liability totals represent the net value of the contract, while the balance sheet totals represent the gross value of the contract.

	September 30, 2017
	Derivative Assets		Derivative Liabilities
	Commodity Contracts	Interest Rate Swaps	Commodity Contracts	Interest Rate Swaps	Total
Current assets	$181	$—	$1	$—	$182
Noncurrent assets	120	9	—	—	129
Current liabilities	(2)	(7)	(53)	(10)	(72)
Noncurrent liabilities	—	—	(26)	(6)	(32)

Net assets (liabilities)	$299	$2	$(78)	$(16)	$207

	December 31, 2016
	Derivative Assets		Derivative Liabilities
	Commodity Contracts	Interest Rate Swaps	Commodity Contracts	Interest Rate Swaps	Total
Current assets	$350	$—	$—	$—	$350
Noncurrent assets	46	17	—	1	64
Current liabilities	—	(12)	(330)	(17)	(359)
Noncurrent liabilities	—	—	(2)	—	(2)

Net assets (liabilities)	$396	$5	$(332)	$(16)	$53

At September 30, 2017 and December 31, 2016, there were no derivative positions accounted for as cash flow or fair value hedges.

The following table presents the pretax effect of derivative gains (losses) on net income, including realized and unrealized effects:

	Successor	Predecessor	Successor	Predecessor
Derivative (condensed statements of consolidated income (loss) presentation)	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Commodity contracts (Operating revenues) (a)	$166	$—	$333	$—
Commodity contracts (Fuel, purchased power costs and delivery fees) (a)	9	—	3	—
Commodity contracts (Net gain from commodity hedging and trading activities) (a)	—	239	—	194
Interest rate swaps (Interest expense and related charges) (b)	(4)	—	(24)	—

Net gain (loss)	$171	$239	$312	$194

(a)	Amount represents changes in fair value of positions in the derivative portfolio during the period, as realized amounts related to positions settled are assumed to equal reversals of previously recorded unrealized amounts.
(b)	Includes unrealized mark-to-market net gains as well as the net realized effect on interest paid/accrued, both reported in Interest Expense and Related Charges (see Note 7).

In conjunction with fresh start reporting, the balances in accumulated other comprehensive income were eliminated from our condensed consolidated balance sheet on the Effective Date. The pretax effect (all losses) on net income and other comprehensive income (OCI) of derivative instruments previously accounted for as cash flow hedges by the Predecessor was immaterial in the three and nine months ended September 30, 2016. There were no amounts recognized in OCI for the three and nine months ended September 30, 2017.

Balance Sheet Presentation of Derivatives

We elect to report derivative assets and liabilities in our condensed consolidated balance sheets on a gross basis without taking into consideration netting arrangements we have with counterparties to those derivatives. We maintain standardized master netting agreements with certain counterparties that allow for the right to offset assets and liabilities and collateral in order to reduce credit exposure between us and the counterparty. These agreements contain specific language related to margin requirements, monthly settlement netting, cross-commodity netting and early termination netting, which is negotiated with the contract counterparty.

Generally, margin deposits that contractually offset these derivative instruments are reported separately in our condensed consolidated balance sheets, with the exception of certain margin amounts related to changes in fair value on certain CME transactions that, beginning in January 2017, are legally characterized as settlement of forward exposure rather than collateral. Margin deposits received from counterparties are primarily used for working capital or other general corporate purposes.

The following tables reconcile our derivative assets and liabilities on a contract basis to net amounts after taking into consideration netting arrangements with counterparties and financial collateral:

	September 30, 2017				December 31, 2016
	Derivative Assets and Liabilities	Offsetting Instruments (a)	Cash Collateral (Received) Pledged (b)	Net Amounts	Derivative Assets and Liabilities	Offsetting Instruments (a)	Cash Collateral (Received) Pledged (b)	Net Amounts
Derivative assets:
Commodity contracts	$299	$(64)	$(9)	$226	$396	$(193)	$(20)	$183
Interest rate swaps	2	—	—	2	5	—	—	5

Total derivative assets	301	(64)	(9)	228	401	(193)	(20)	188

Derivative liabilities:
Commodity contracts	(78)	64	1	(13)	(332)	193	136	(3)
Interest rate swaps	(16)	—	—	(16)	(16)	—	—	(16)

Total derivative liabilities	(94)	64	1	(29)	(348)	193	136	(19)

Net amounts	$207	$—	$(8)	$199	$53	$—	$116	$169

(a)	Amounts presented exclude trade accounts receivable and payable related to settled financial instruments.
(b)	Represents cash amounts received or pledged pursuant to a master netting arrangement, including fair value-based margin requirements and, to a lesser extent, initial margin requirements.

Derivative Volumes

The following table presents the gross notional amounts of derivative volumes at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
Derivative type	Notional Volume		Unit of Measure
Natural gas (a)	1,420	1,282	Million MMBtu
Electricity	106,190	75,322	GWh
Congestion Revenue Rights (b)	96,269	126,573	GWh
Coal	4	12	Million US tons
Fuel oil	19	34	Million gallons
Uranium	450	25	Thousand pounds
Interest rate swaps — floating/fixed (c)	$3,000	$3,000	Million US dollars

(a)	Represents gross notional forward sales, purchases and options transactions, locational basis swaps and other natural gas transactions.
(b)	Represents gross forward purchases associated with instruments used to hedge electricity price differences between settlement points within ERCOT.
(c)	Includes notional amounts of interest rate swaps that became effective in January 2017 and have maturity dates through July 2023.

Credit Risk-Related Contingent Features of Derivatives

Our derivative contracts may contain certain credit risk-related contingent features that could trigger liquidity requirements in the form of cash collateral, letters of credit or some other form of credit enhancement. Certain of these agreements require the posting of collateral if our credit rating is downgraded by one or more credit rating agencies or include cross-default contractual provisions that could result in the settlement of such contracts if there was a failure under other financing arrangements related to payment terms or other covenants.

The following table presents the commodity derivative liabilities subject to credit risk-related contingent features that are not fully collateralized:

	September 30, 2017	December 31, 2016
Fair value of derivative contract liabilities (a)	$(41)	$(31)
Offsetting fair value under netting arrangements (b)	22	13
Cash collateral and letters of credit	1	1

Liquidity exposure	$(18)	$(17)

(a)	Excludes fair value of contracts that contain contingent features that do not provide specific amounts to be posted if features are triggered, including provisions that generally provide the right to request additional collateral (material adverse change, performance assurance and other clauses).
(b)	Amounts include the offsetting fair value of in-the-money derivative contracts and net accounts receivable under master netting arrangements.

Concentrations of Credit Risk Related to Derivatives

We have concentrations of credit risk with the counterparties to our derivative contracts. At September 30, 2017, total credit risk exposure to all counterparties related to derivative contracts totaled $442 million (including associated accounts receivable). The net exposure to those counterparties totaled $337 million at September 30, 2017 after taking into effect netting arrangements, setoff provisions and collateral, with the largest net exposure to a single counterparty totaling $68 million. At September 30, 2017, the credit risk exposure to the banking and financial sector represented 41% of the total credit risk exposure and 36% of the net exposure.

Exposure to banking and financial sector counterparties is considered to be within an acceptable level of risk tolerance because all of this exposure is with counterparties with investment grade credit ratings. However, this concentration increases the risk that a default by any of these counterparties would have a material effect on our financial condition, results of operations and liquidity. The transactions with these counterparties contain certain provisions that would require the counterparties to post collateral in the event of a material downgrade in their credit rating.

We maintain credit risk policies with regard to our counterparties to minimize overall credit risk. These policies authorize specific risk mitigation tools including, but not limited to, use of standardized master agreements that allow for netting of positive and negative exposures associated with a single counterparty. Credit enhancements such as parent guarantees, letters of credit, surety bonds, liens on assets and margin deposits are also utilized. Prospective material changes in the payment history or financial condition of a counterparty or downgrade of its credit quality result in the reassessment of the credit limit with that counterparty. The process can result in the subsequent reduction of the credit limit or a request for additional financial assurances. An event of default by one or more counterparties could subsequently result in termination-related settlement payments that reduce available liquidity if amounts are owed to the counterparties related to the derivative contracts or delays in receipts of expected settlements if the counterparties owe amounts to us.

17. COMMODITY AND OTHER DERIVATIVE CONTRACTUAL ASSETS AND LIABILITIES

Strategic Use of Derivatives

We transact in derivative instruments, such as options, swaps, futures and forward contracts, to manage commodity price and interest rate risk. See Note 16 for a discussion of the fair value of derivatives.

Commodity Hedging and Trading Activity — We utilize natural gas derivatives as hedging instruments designed to reduce exposure to changes in future electricity prices due to changes in the price of natural gas, thereby hedging future revenues from electricity sales from our generation assets. In ERCOT, the wholesale price of electricity has generally moved with the price of natural gas. We also enter into derivatives, including electricity, natural gas, fuel oil, uranium, emission and coal instruments, generally for short-term fuel hedging and other purposes. Unrealized gains and losses arising from changes in the fair value of hedging and trading instruments as well as realized gains and losses upon settlement of the instruments are reported in the statements of consolidated income (loss) in operating revenues and fuel, purchased power costs and delivery fees in the Successor period and net gain from commodity hedging and trading activities in the Predecessor periods.

Interest Rate Swaps — Interest rate swap agreements are used to reduce exposure to interest rate changes by converting floating-rate interest rates to fixed rates, thereby hedging future interest costs and related cash flows. Unrealized gains and losses arising from changes in the fair value of the swaps as well as realized gains and losses upon settlement of the swaps are reported in the statements of consolidated income (loss) in interest expense and related charges.

Termination of Predecessor’s Commodity Hedges and Interest Rate Swaps — Commodity hedges and interest rate swaps entered into prior to the Petition Date are deemed to be forward contracts under the Bankruptcy Code. The Bankruptcy Filing constituted an event of default under these arrangements, and in accordance with the contractual terms, counterparties terminated certain positions shortly after the Bankruptcy Filing. The positions terminated consisted almost entirely of natural gas hedging positions and interest rate swaps that were secured by a first-lien interest in the same assets of TCEH on a pari passu basis with the TCEH Senior Secured Facilities and the TCEH Senior Secured Notes.

Entities with a first-lien security interest included counterparties to both our Predecessor’s natural gas hedging positions and interest rate swaps, which had entered into master agreements that provided for netting and setoff of amounts related to these positions. Additionally, certain counterparties to only our Predecessor’s interest rate swaps hold the same first-lien security interest. The total net liability of $1.243 billion as of December 31, 2015 was reported in the consolidated balance sheets as a liability subject to compromise. Additionally, prior to the Effective Date, counterparties associated with the net liability were allowed, and had been receiving, adequate protection payments related to their claims as permitted by TCEH’s cash collateral order approved by the Bankruptcy Court (see Note 11).

Financial Statement Effects of Derivatives

Substantially all derivative contractual assets and liabilities are accounted for under mark-to-market accounting consistent with accounting standards related to derivative instruments and hedging activities. The following tables provide detail of derivative contractual assets and liabilities as reported in the consolidated balance sheets at December 31, 2016 and 2015. Derivative asset and liability totals represent the net value of the contract, while the balance sheet totals represent the gross value of the contract.

	Successor
	December 31, 2016
	Derivative Assets		Derivative Liabilities
	Commodity contracts	Interest rate swaps	Commodity contracts	Interest rate swaps	Total
Current assets	$350	$—	$—	$—	$350
Noncurrent assets	46	17	—	1	64
Current liabilities	—	(12)	(330)	(17)	(359)
Noncurrent liabilities	—	—	(2)	—	(2)

Net assets (liabilities)	$396	$5	$(332)	$(16)	$53

	Predecessor
	December 31, 2015
	Derivative Assets		Derivative Liabilities
	Commodity contracts	Interest rate swaps	Commodity contracts	Interest rate swaps	Total
Current assets	$465	$—	$—	$—	$465
Noncurrent assets	10	—	—	—	10
Current liabilities	—	—	(203)	—	(203)
Noncurrent liabilities	—	—	(1)	—	(1)

Net assets (liabilities)	$475	$—	$(204)	$—	$271

At December 31, 2016 and 2015, there were no derivative positions accounted for as cash flow or fair value hedges.

The following table presents the pretax effect of derivatives on net income (gains (losses)), including realized and unrealized effects:

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
Derivative (statements of consolidated income (loss) presentation)			2015	2014
Commodity contracts (Operating revenues) (a)	$(92)	$—	$—	$—
Commodity contracts (Fuel, purchased power costs and delivery fees) (a)	21	—	—	—
Commodity contracts (Net gain (loss) from commodity hedging and trading activities) (a)	—	194	380	17
Interest rate swaps (Interest expense and related charges) (b)	(11)	—	—	(128)
Interest rate swaps (Reorganization items) (Note 4)	—	—	—	(277)

Net gain (loss)	$(82)	$194	$380	$(388)

(a)	Amount represents changes in fair value of positions in the derivative portfolio during the period, as realized amounts related to positions settled are assumed to equal reversals of previously recorded unrealized amounts.
(b)	Includes unrealized mark-to-market net gain (loss) as well as the net realized effect on interest paid/accrued, both reported in Interest Expense and Related Charges (see Note 11).

The pretax effect (all losses) on net income and other comprehensive income (OCI) of derivative instruments previously accounted for as cash flow hedges were immaterial in the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014. There were no amounts recognized in OCI for the Successor period from October 3, 2016 through December 31, 2016 and the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014.

Accumulated other comprehensive income related to cash flow hedges at December 31, 2015 totaled $33 million in net losses (after-tax), substantially all of which related to interest rate swaps previously accounted for as cash flow hedges. In conjunction with fresh start reporting (see Note 3), the balances in accumulated other comprehensive income were eliminated from the consolidated balance sheet on the Effective Date.

Balance Sheet Presentation of Derivatives

Consistent with elections under US GAAP to present amounts on a gross basis, we report derivative assets and liabilities in the consolidated balance sheets without taking into consideration netting arrangements we have with counterparties to those derivatives. We may enter into offsetting positions with the same counterparty, resulting in both assets and liabilities. Volatility in underlying commodity prices can result in significant changes in derivative assets and liabilities presented from period to period.

Margin deposits that contractually offset these derivative instruments are reported separately in the condensed consolidated balance sheets. Margin deposits received from counterparties are either used for working capital or other general corporate purposes or, if there are restrictions on the use of cash, amounts are deposited in a separate restricted cash account. At December 31, 2016 and 2015, essentially all margin deposits held were unrestricted.

We maintain standardized master netting agreements with certain counterparties that allow for the netting of positive and negative exposures. These agreements contain credit enhancements that allow for the right to offset assets and liabilities and collateral received in order to reduce credit exposure between us and the counterparty. These agreements contain specific language related to margin requirements, monthly settlement netting, cross-commodity netting and early termination netting, which is negotiated with the contract counterparty.

The following tables reconcile our derivative assets and liabilities as presented in the condensed consolidated balance sheets to net amounts after taking into consideration netting arrangements with counterparties and financial collateral:

	Successor				Predecessor
	December 31, 2016				December 31, 2015
	Amounts Presented in Balance Sheet	Offsetting Instruments (a)	Financial Collateral (Received) Pledged (b)	Net Amounts	Amounts Presented in Balance Sheet	Offsetting Instruments (a)	Financial Collateral (Received) Pledged (b)	Net Amounts
Derivative assets:
Commodity contracts	$396	$(193)	$(20)	$183	$475	$(145)	$(147)	$183
Interest rate swaps	5	—	—	5	—	—	—	—

Total derivative assets	401	(193)	(20)	188	475	(145)	(147)	183

Derivative liabilities:
Commodity contracts	(332)	193	136	(3)	(204)	145	6	(53)
Interest rate swaps	(16)	—	—	(16)	—	—	—	—

Total derivative liabilities	(348)	193	136	(19)	(204)	145	6	(53)

Net amounts	$53	$—	$116	$169	$271	$—	$(141)	$130

(a)	Amounts presented exclude trade accounts receivable and payable related to settled financial instruments.
(b)	Financial collateral consists entirely of cash margin deposits.

Derivative Volumes

The following table presents the gross notional amounts of derivative volumes at December 31, 2016 and 2015:

	Successor	Predecessor
	December 31, 2016	December 31, 2015
Derivative type	Notional Volume	Notional Volume	Unit of Measure
Natural gas (a)	1,282	1,489	Million MMBtu
Electricity	75,322	58,022	GWh
Congestion Revenue Rights (b)	126,573	106,260	GWh
Coal	12	10	Million US tons
Fuel oil	34	35	Million gallons
Uranium	25	75	Thousand pounds
Interest rate swaps — Floating/Fixed (c)	$3,000	$—	Million US dollars

(a)	Represents gross notional forward sales, purchases and options transactions, locational basis swaps and other natural gas transactions.
(b)	Represents gross forward purchases associated with instruments used to hedge electricity price differences between settlement points within ERCOT.
(c)	Successor period includes notional amounts of interest rate swaps that become effective in January 2017 and have maturity dates through July 2023.

Credit Risk-Related Contingent Features of Derivatives

The agreements that govern our derivative instrument transactions may contain certain credit risk-related contingent features that could trigger liquidity requirements in the form of cash collateral, letters of credit or some other form of credit enhancement. Certain of these agreements require the posting of collateral if our credit rating is downgraded by one or more credit rating agencies.

At December 31, 2016 and 2015, the fair value of liabilities related to derivative instruments under agreements with credit risk-related contingent features that were not fully collateralized totaled $13 million and $58 million, respectively. The liquidity exposure associated with these liabilities was reduced by cash and letter of credit postings with counterparties totaling $1 million and $31 million at December 31, 2016 and 2015, respectively. If all the credit risk-related contingent features related to these derivatives had been triggered, including cross-default provisions, remaining liquidity requirements would be immaterial at both December 31, 2016 and 2015.

In addition, certain derivative agreements include cross-default provisions that could result in the settlement of such contracts if there were a failure under other financing arrangements to meet payment terms or to comply with other covenants that could result in the acceleration of such indebtedness. At December 31, 2016 and 2015, the fair value of derivative liabilities subject to such cross-default provisions totaled $18 million and $1 million, respectively. At December 31, 2016 and 2015, no cash collateral or letters of credit were posted with these counterparties, and the liquidity exposure associated with these liabilities totaled $17 million and zero at December 31, 2016 and 2015, respectively.

As discussed immediately above, the aggregate fair values of liabilities under derivative agreements with credit risk-related contingent features, including cross-default provisions, totaled $31 million and $59 million at December 31, 2016 and 2015, respectively. These amounts are before consideration of cash and letter of credit collateral posted, net accounts receivable and derivative assets under netting arrangements and assets subject to related liens.

Some commodity derivative contracts contain credit risk-related contingent features that do not provide for specific amounts to be posted if the features are triggered. These provisions include material adverse change, performance assurance, and other clauses that generally provide counterparties with the right to request additional credit enhancements. The amounts disclosed above exclude credit risk-related contingent features that do not provide for specific amounts or exposure calculations.

Concentrations of Credit Risk Related to Derivatives

We have concentrations of credit risk with the counterparties to our derivative contracts. At December 31, 2016, total credit risk exposure to all counterparties related to derivative contracts totaled $555 million (including associated accounts receivable). The net exposure to those counterparties totaled $306 million at December 31, 2016 after taking into effect netting arrangements, setoff provisions and collateral, with the largest net exposure to a single counterparty totaling $88 million. At December 31, 2016, the credit risk exposure to the banking and financial sector represented 59% of the total credit risk exposure and 39% of the net exposure.

Exposure to banking and financial sector counterparties is considered to be within an acceptable level of risk tolerance because all of this exposure is with counterparties with investment grade credit ratings. However, this concentration increases the risk that a default by any of these counterparties would have a material effect on our financial condition, results of operations and liquidity. The transactions with these counterparties contain certain provisions that would require the counterparties to post collateral in the event of a material downgrade in their credit rating.

We maintain credit risk policies with regard to our counterparties to minimize overall credit risk. These policies authorize specific risk mitigation tools including, but not limited to, use of standardized master agreements that allow for netting of positive and negative exposures associated with a single counterparty. Credit enhancements such as parent guarantees, letters of credit, surety bonds, liens on assets and margin deposits are also utilized. Prospective material changes in the payment history or financial condition of a counterparty or downgrade of its credit quality result in the reassessment of the credit limit with that counterparty. The process can result in the subsequent reduction of the credit limit or a request for additional financial assurances. An event of default by one or more counterparties could subsequently result in termination-related settlement payments that reduce available liquidity if amounts are owed to the counterparties related to the derivative contracts or delays in receipts of expected settlements if the counterparties owe amounts to us.